Commitments and contingencies - Contractual commitments (Details) - Co-operation agreement ¥ in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Nov. 30, 2009 CNY (¥)	Jun. 30, 2006 CNY (¥)
Peking University People's Hospital
Contractual commitments
Annual advisory fee	$ 424	¥ 3,000				¥ 2,600
Annual advisory fee, time period	4 years	4 years
Guangdong Women and Children's Hospital and Health Institute
Contractual commitments
Annual advisory fee			$ 452	¥ 3,200	¥ 2,000
Annual advisory fee, time period					20 years